PARENT COMPANY DISCLOSURES (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2018
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Condensed Income Statement [Table Text Block]
	2018 £m	2017 £m	2016 £m
Net interest (expense) income	(173)	(121)	66
Other income	4,524	2,792	3,618
Total income	4,351	2,671	3,684
Operating expenses	(246)	(255)	(221)
Trading surplus	4,105	2,416	3,463
Impairment	(3)	–	–
Profit on ordinary activities before tax	4,102	2,416	3,463
Tax expense	(80)	(17)	(328)
Profit for the year	4,022	2,399	3,135
Profit attributable to ordinary shareholders	3,589	1,984	2,723
Profit attributable to other equity holders[1]	433	415	412
Profit for the year	4,022	2,399	3,135
1	The profit after tax attributable to other equity holders of £433 million (2017: £415 million; 2016: £412 million) is offset in reserves by a tax credit attributable to ordinary shareholders of £82 million (2017: £79 million; 2016: £82 million).

Condensed Balance Sheet [Table Text Block]
	2018 £m	2017 £m
Assets
Non-current assets:
Investment in subsidiaries	46,725	44,863
Loans to subsidiaries	24,211	14,379
Deferred tax assets	9	22
	70,945	59,264
Current assets:
Derivative financial instruments	256	265
Financial assets at fair value through profit or loss	588	–
Other assets	955	961
Amounts due from subsidiaries	27	47
Cash and cash equivalents	57	272
Current tax recoverable	76	724
	1,959	2,269
Total assets	72,904	61,533
Equity and liabilities
Capital and reserves:
Share capital	7,116	7,197
Share premium account	17,719	17,634
Merger reserve	7,423	7,423
Capital redemption reserve	4,273	4,115
Retained profits	2,103	1,500
Shareholders’ equity	38,634	37,869
Other equity instruments	6,491	5,355
Total equity	45,125	43,224
Non-current liabilities:
Debt securities in issue	20,394	10,886
Subordinated liabilities	6,043	3,993
	26,437	14,879
Current liabilities:
Derivative financial instruments	209	327
Other liabilities	1,133	3,103
	1,342	3,430
Total liabilities	27,779	18,309
Total equity and liabilities	72,904	61,533

Condensed Cash Flow Statement [Table Text Block]
	2018 £m	2017 £m	2016 £m
Profit before tax	4,102	2,416	3,463
Fair value and exchange adjustments and other non-cash items	(715)	495	1,986
Change in other assets	(572)	18	(50)
Change in other liabilities and other items	7,538	8,431	(8,392)
Dividends received	(4,000)	(2,650)	(3,759)
Distributions on other equity instruments received	(324)	(292)	(119)
Tax (paid) received	660	(197)	(679)
Net cash provided by (used in) operating activities	6,689	8,221	(7,550)
Cash flows from investing activities
Return of capital contribution	9	77	441
Dividends received	4,000	2,650	3,759
Distributions on other equity instruments received	324	292	119
Acquisition of and capital injections to subsidiaries	(12,753)	(320)	(3,522)
Return of capital	11,114	–	–
Amounts advanced to subsidiaries	(21,577)	(8,476)	(4,978)
Repayment of loans to subsidiaries	12,602	475	13,166
Interest received on loans to subsidiaries	370	244	496
Net cash (used in) provided by investing activities	(5,911)	(5,058)	9,481
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,240)	(2,284)	(2,014)
Distributions on other equity instruments	(433)	(415)	(412)
Issue of subordinated liabilities	1,729	–	1,061
Interest paid on subordinated liabilities	(275)	(248)	(229)
Share buy-back	(1,005)	–	–
Issue of other equity instruments	1,129	–	–
Repayment of subordinated liabilities	–	–	(319)
Proceeds from issue of ordinary shares	102	14	–
Net cash provided by financing activities	(993)	(2,933)	(1,913)
Change in cash and cash equivalents	(215)	230	18
Cash and cash equivalents at beginning of year	272	42	24
Cash and cash equivalents at end of year	57	272	42

Disclosure of interests in subsidiaries [text block]	The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are

	Country of registration/ Incorporation	Percentage of equity share capital and voting rights held	Nature of business
Lloyds Bank plc	England	100%	Banking and financial services
Scottish Widows Limited	Scotland	100%[1]	Life assurance
HBOS plc	Scotland	100%[1]	Holding company
Bank of Scotland plc	Scotland	100%[1]	Banking and financial services
Lloyds Bank Corporate Markets plc	England	100%	Banking and financial services
1	Indirect interest.

Statement of changes in equity [Member]
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Statement of Changes In Equity [table text block]
	Share capital and premium £m	Merger reserve £m	Capital redemption reserve £m	Retained profits[1] £m	Total shareholders’ equity £m	Other equity instruments £m	Total equity £m
Balance at 1 January 2016	24,558	7,633	4,115	785	37,091	5,355	42,446
Total comprehensive income[1]	–	–	–	3,135	3,135	–	3,135
Dividends paid	–	–	–	(2,014)	(2,014)	–	(2,014)
Distributions on other equity instruments, net of tax[2]	–	–	–	(330)	(330)	–	(330)
Redemption of preference shares	210	(210)	–	–	–	–	–
Movement in treasury shares	–	–	–	(301)	(301)	–	(301)
Value of employee services:
Share option schemes	–	–	–	141	141	–	141
Other employee award schemes	–	–	–	168	168	–	168
Balance at 31 December 2016	24,768	7,423	4,115	1,584	37,890	5,355	43,245
Total comprehensive income[1]	–	–	–	2,399	2,399	–	2,399
Dividends paid	–	–	–	(2,284)	(2,284)	–	(2,284)
Distributions on other equity instruments, net of tax[2]	–	–	–	(336)	(336)	–	(336)
Issue of ordinary shares	63	–	–	–	63	–	63
Movement in treasury shares	–	–	–	(277)	(277)	–	(277)
Value of employee services:
Share option schemes	–	–	–	82	82	–	82
Other employee award schemes	–	–	–	332	332	–	332
Balance at 31 December 2017	24,831	7,423	4,115	1,500	37,869	5,355	43,224
Adjustment on adoption of IFRS 9	–	–	–	(2)	(2)	–	(2)
Balance at 1 January 2018	24,831	7,423	4,115	1,498	37,867	5,355	43,222
Total comprehensive income[1]	–	–	–	4,022	4,022	–	4,022
Dividends paid	–	–	–	(2,240)	(2,240)	–	(2,240)
Distributions on other equity instruments, net of tax[2]	–	–	–	(351)	(351)	–	(351)
Issue of ordinary shares	162	–	–	–	162	–	162
Share buy-back programme	(158)	–	158	(1,005)	(1,005)	–	(1,005)
Issue of AT1 securities	–	–	–	(7)	(7)	1,136	1,129
Movement in treasury shares	–	–	–	(74)	(74)	–	(74)
Value of employee services:
Share option schemes	–	–	–	53	53	–	53
Other employee award schemes	–	–	–	207	207	–	207
Balance at 31 December 2018	24,835	7,423	4,273	2,103	38,634	6,491	45,125
1	Total comprehensive income comprises only the profit for the year.

2	Distributions on other equity instruments are shown net of tax of £82 million (2017: £79 million; 2016: £82 million) credited to retained profits.